Liquidity And Going Concern (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liquidity And Working Capital [Line Items]
Net loss		$ (20,869)	$ (19,259)
Net cash used in operating activities		(10,297)	(14,060)
Accumulated deficit		(392,292)	(371,423)
Net working capital		2,100
Cash, cash equivalents and available for sale securities		1,500
Net proceeds from debt financings		5,294	$ 1,000
Debt obligations due in 2019		$ 2,400
Subsequent Event [Member]
Liquidity And Working Capital [Line Items]
Net proceeds from debt financings	$ 1,300